HOSPITALITY REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	$ 611	$ 412	$ 1,009	$ 747
Room, food and beverage
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	481	334	804	612
Other leisure activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	69	68	130	118
Other hospitality revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	$ 61	$ 10	$ 75	$ 17